Fair value measurements (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Short-term debt	$ 0	$ 1,000
Impairment of long-lived assets	$ 0
Paycheck Protection Program loan [Member]
Short-term Debt [Line Items]
Line of credit		800
Western Alliance Bank [Member]
Short-term Debt [Line Items]
Line of credit		$ 1,000